Stock Incentive Plan (Tables)	6 Months Ended
Jun. 30, 2012
Stock Incentive Plan [Abstract]
Schedule Of Share Based Compensation Stock Options Restricted Shares Warrants Activity [Table Text Block]

Presented below is a table reflecting the activity in the restricted shares, options, Class A warrants, Class W warrants and Class Z Warrants from January 1, 2012 through June 30, 2012:

	Restricted Shares	Options	Class A Warrants	Class W Warrants	Class Z Warrants	Total	Average Exercise Price	Options Exercisable	Class A Warrants Exercisable	Class W Warrants Exercisable	Class Z Warrants Exercisable	Total	Average Exercise Price

31-Dec-11	120,000	12,000	—	—	—	132,000	$41.25	12,000	—	—	—	12,000	$41.25
Options vested	—	—	—	—	—	—		—	—	—	—	—
Options forfeited	—	—	—	—	—	—		—	—	—	—	—
Options expired	—	—	—	—	—	—		—	—	—	—	—
Warrants exercised	—	—	—	—	—	—		—	—	—	—	—
Warrants expired	—	—	—	—	—	—		—	—	—	—	—
Restricted shares vested	—	—	—	—	—	—		—	—	—	—	—
Restricted shares forfeited	—	—	—	—	—	—		—	—	—	—	—
30-Jun-12	120,000	12,000	—	—	—	132,000	$41.25	12,000	—	—	—	12,000	$41.25